STATEMENTS OF OPERATIONS	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
UNAUDITED CONDENSED STATEMENTS OF OPERATIONS
Operating and formation costs	$ 292,074
Franchise tax expense	65,600
Loss from operations	(357,674)
Warrant issuance costs	(18,797)
Loss on sale of private warrants	(1,253,928)
Net gain on investments held in Trust Account	23,715
Change in fair value of warrant liability	3,517,171
Net income (loss)	$ 1,910,487
Basic weighted average shares outstanding | shares	7,732,021
Basic net income (loss) per common share | $ / shares	$ 0.25
Diluted weighted average shares outstanding | shares	7,991,952
Diluted net income (loss) per common share | $ / shares	$ 0.24